================================================================================
                                      BEAR

                                     STEARNS

                                [GRAPHIC OMITTED]

                             MONEY MARKET PORTFOLIO

                               Semi-Annual Report
                                February 28, 1999
================================================================================

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT

     United States government securities were a clear beneficiary of the global financial turbulence that dominated the markets in the second half of 1998. Propelled by a strong flight to safety, yields on short-term treasury and agency obligations fell sharply. Three-month treasury bill yields, for example, declined to as low as 3.65% in October, a drop of over 100 basis points in less than six months. The reasons for such a strong rally were many. The financial crisis that started a year ago in Asia spread to South America, Latin America and Russia where a devaluation and default made the situation appear particularly ominous. The rescue of a large U.S. based hedge fund in September also weighed heavily on investor confidence. As the threat of economic recession reaching the United States mounted, the Federal Reserve began an aggressive campaign to add liquidity to the financial system. Between September 29 and November 17, the Fed eased monetary policy three times, taking the federal funds rate down to 4.75%. Encouraged by similar moves by other central banks, the financial markets regained some measure of confidence by year-end. Treasury bill yields rose to 4.5% and equity markets staged strong recoveries.

     In addition to the strong rally in U.S. treasury obligations, the money markets witnessed a flattening of the yield curve as sentiment shifted towards an accommodative Fed that was willing to lower short-term interest rates to protect U.S. economic interests. In response, the Money Market Portfolio sought to maintain moderately extended portfolio maturities to cushion its yield against the likelihood of still lower rates. Additionally, portfolio credit quality was given significant emphasis as both foreign and domestic bank and financial service companies came under intense ratings scrutiny. During the final quarter of the year, we restricted quite a few bank and broker credits from our list of approved securities. As of February 28, the Money Market Portfolio had assets of $2,430,807,411.

                     BlackRock Institutional Management Corporation
                     (Please dial toll-free 800-447-1139 for questions regarding your account or contact your broker.)

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 1999
                                  (UNAUDITED)

                                                         PAR
                                                        (000)           VALUE
                                                       -------      ------------
CERTIFICATES OF DEPOSIT--13.9%
DOMESTIC CERTIFICATES OF DEPOSIT--5.2%
First National Bank of Chicago
   4.975% 06/07/99 ............................        $ 25,000     $ 25,001,367
   4.980% 01/06/00 ............................          50,000       49,991,778
First Tennessee Bank N.A
   4.900% 04/19/99 ............................          50,000       50,000,000
                                                                    ------------
                                                                     124,993,145
                                                                    ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--8.7%
Canadian Imperial Bank of Commerce
   5.025% 01/27/00 ............................          30,000       29,998,684
   5.120% 02/23/00 ............................          22,300       22,289,278
Credit Communal de Belgique
   5.750% 04/01/99 ............................          30,000       29,998,777
National Westminster Bank
   4.980% 01/10/00 ............................          15,000       14,997,502
Rabobank Nederland
   5.660% 07/06/99 ............................          10,000       10,020,543
Svenska Handelsbanken Inc.
   5.720% 03/31/99 ............................          25,000       24,998,819
Toronto Dominion NY
   5.000% 01/05/00 ............................          15,000       14,998,771
   5.100% 02/22/00 ............................          20,000       19,992,439
Westpac Banking Corp.
   5.730% 04/16/99 ............................          45,000       44,998,370
                                                                    ------------
                                                                     212,293,183
                                                                    ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $337,286,328) ....................                      337,286,328
                                                                    ------------
COMMERCIAL PAPER--58.1%
AIRCRAFT ENGINES & PARTS--4.0%
Allied Signal Inc. 4-2
   4.810% 04/30/99 ............................          48,000       47,615,200
   4.830% 05/28/99 ............................          25,000       24,704,833
   4.920% 09/10/99 ............................          25,000       24,340,583
                                                                    ------------
                                                                      96,660,616
                                                                    ------------


                                                         PAR
                                                        (000)           VALUE
                                                       --------     ------------
ASSET BACKED SECURITIES--17.5%
Barton Capital Corp. 4-2
   4.870% 03/12/99 ............................        $ 75,211     $ 75,099,082
   4.850% 04/19/99 ............................          24,944       24,779,335
CXC Inc. 4-2
   4.870% 03/16/99 ............................          20,080       20,039,254
   4.850% 04/12/99 ............................          40,000       39,773,667
Dakota Certificates 4-2
   4.880% 03/04/99 ............................          40,000       39,983,733
   4.840% 05/04/99 ............................          50,000       49,569,778
   4.830% 05/21/99 ............................          25,000       24,728,312
Enterprise Funding Corp. 4-2
   4.850% 05/25/99 ............................          15,753       15,572,606
   4.870% 05/25/99 ............................          12,000       11,862,017
Quincy Cap Corp. 4-2
   4.860% 03/12/99 ............................          27,947       27,905,499
Triple A-1 Funding 4-2
   4.860% 04/23/99 ............................          55,291       54,895,393
Windmill Funding 4-2
   4.850% 03/09/99 ............................          40,000       39,956,889
                                                                    ------------
                                                                     424,165,565
                                                                    ------------
BANKS--7.7%
AB Spin Tab Swedmortgage 3-A-3
   5.170% 03/03/99 ............................          30,000       29,991,383
   5.510% 03/04/99 ............................          25,000       24,988,521
   5.060% 04/16/99 ............................          40,000       39,741,378
   4.910% 06/28/99 ............................          50,000       49,188,486
   4.840% 08/16/99 ............................          20,000       19,548,267
Bank of America FSB 3-A-3
   4.830% 07/27/99 ............................          25,000       24,503,583
                                                                    ------------
                                                                     187,961,618
                                                                    ------------
BUSINESS CREDIT INSTITUTIONS--2.1%
General Electric Capital Corp.
   4.940% 03/16/99 ............................          50,000       49,897,083
                                                                    ------------
COMMUNICATION EQUIPMENT NEC--1.6%
Alcatel Alsthom Inc. 3-A-3
   4.900% 06/08/99 ............................          40,000       39,461,000
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1999
                                  (UNAUDITED)

                                                          PAR
                                                         (000)          VALUE
                                                       ---------    ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT--0.4%
General Electric Co. 3-A-3
   4.820% 06/03/99 ..............................      $   9,969  $    9,843,535
                                                                  --------------
LIFE INSURANCE--1.0%
Prudential Funding Corp. 3-A-3
   4.760% 07/15/99 ..............................         25,000      24,550,444
                                                                  --------------
MOTOR VEHICLES & CAR BODIES--0.6%
Daimler-Benz North America 3-A-3
   5.060% 04/05/99 ..............................         15,000      14,926,208
                                                                  --------------
NEWSPAPER: PUBLISHING & PRINTING--5.5%
Knight-Ridder Inc.-DCP 3-A-3
   5.200% 03/18/99 ..............................         30,000      29,926,333
   4.780% 06/14/99 ..............................         20,000      19,721,167
   5.000% 06/14/99 ..............................         15,000      14,781,250
Knight-Ridder Inc.-DCP 4-2
   5.200% 03/18/99 ..............................         20,000      19,950,889
   5.200% 04/14/99 ..............................         50,000      49,682,222
                                                                  --------------
                                                                     134,061,861
                                                                  --------------
PERSONAL CREDIT INSTITUTIONS--3.1%
General Motors Acceptance Corp.
   3-A-3
   4.870% 03/01/99 ..............................         75,000      75,000,000
                                                                  --------------
Petroleum Refining--4.8%
Koch Industries, Inc. 4-2
   4.850% 03/04/99 ..............................          1,000         999,596
Repsol International 3-A-3
   5.180% 03/15/99 ..............................         33,000      32,933,523
   4.880% 06/07/99 ..............................         13,590      13,409,464
   4.910% 06/28/99 ..............................         21,000      20,659,164
   4.870% 07/15/99 ..............................         50,000      49,080,111
                                                                  --------------
                                                                     117,081,858
                                                                  --------------
SECURITY BROKERS & DEALERS--7.1%
Goldman Sachs Group L.P.
   5.230% 03/19/99 ..............................         73,000      72,809,105
Merrill Lynch & Co. Inc. 3-A-3
   4.920% 03/05/99 ..............................         25,000      24,986,333
   4.900% 05/24/99 ..............................         25,000      24,714,167
Morgan Stanley, Dean, Witter & Co.
   4.810% 05/14/99 ..............................         50,000      49,505,639
                                                                  --------------
                                                                     172,015,244
                                                                  --------------

                                                          Par
                                                         (000)          Value
                                                       --------   --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--2.1%
Heller Financial Inc. 3-A-3
   4.940% 03/24/99 ..........................          $ 50,000   $   49,842,194
                                                                  --------------
TELEPHONE COMMUNICATIONS--0.6%
BellSouth Telecommunications 3-A-3
   4.780% 03/05/99 ..........................            12,568       12,561,325
GTE Funding 3-A-3
   4.800% 03/26/99 ..........................             3,100        3,089,667
                                                                  --------------
                                                                      15,650,992
                                                                  --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,411,118,218) ................                      1,411,118,218
                                                                  --------------
MUNICIPAL BONDS--3.1%
FLORIDA--0.1%
Coral Springs,VRDN IDR (Suntrust)(DAGGER)
   4.950% 03/03/99 ..........................             2,500        2,500,000
                                                                  --------------
GEORGIA--0.4%
De Kalb County Development Authority
   VRDN Series 1995 B (Emory
   University Project)(DAGGER)
   4.950% 02/28/99 ..........................             9,485        9,485,000
                                                                  --------------
ILLINOIS--0.2%
Illinois Health Facilities Authority
   Convertible/ VRDN Revenue Bond
   (The Streeterville Corp. Project)
   Series 1993-B (First National Bank
   of Chicago)(DAGGER)
   4.950% 03/03/99 ..........................             4,400        4,400,000
                                                                  --------------
INDIANA--0.1%
Bremen, Inc. VRDN
   Series 1996 B (Society National
   Bank, Cleveland)(DAGGER)
   5.448% 03/04/99 ..........................             2,800        2,800,000
                                                                  --------------
KENTUCKY--0.2%
Boone County Taxable IDR Refunding
   Bonds VRDN (Square D Company
   Project) Series 1994-B
   (Credit Lyonnais)(DAGGER)
   4.950% 03/03/99 ..........................             4,200        4,200,000
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      STATEMENT OF NET ASSETS (CONTINUED)
                               FEBRUARY 28, 1999
                                  (UNAUDITED)

                                                          PAR
                                                         (000)          VALUE
                                                       ---------    ------------
MISSISSIPPI--1.1%
Hinds County, IDR Revenue Bond
   VRDN Series 1992(DAGGER)
   4.950% 03/03/99 ..........................          $  1,690   $    1,690,000
Mississippi Business Finance Corp.
   IDR Revenue Bond VRDN (Dana
   Lighting Project) Series 1995
   (Sun Bank, N.A., Orlando)(DAGGER)
   4.950% 03/07/99 ..........................             5,600        5,600,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond VRDN
   (Sun Bank, N.A., Orlando)
   Series 1995(DAGGER)
   4.950% 03/07/99 ..........................             6,300        6,300,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond VRDN
   (Bryan Foods, Inc. Project)
   Series 1994(DAGGER)
   4.950% 03/03/99 ..........................            14,000       14,000,000
                                                                  --------------
                                                                      27,590,000
                                                                  --------------
NORTH CAROLINA--0.4%
City of Asheville Tax Corp. VRDN(DAGGER)
   4.950% 03/03/99 ..........................            10,800       10,800,000
                                                                  --------------
TEXAS--0.6%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Revenue Bond VRDN (Rohr
   Industries Project) Series 1990
   (Citibank N.A.)(DAGGER)
   4.950% 03/03/99 ..........................            14,800       14,800,000
                                                                  --------------
     TOTAL MUNICIPAL BONDS
       (Cost $76,575,000) ...................                         76,575,000
                                                                  --------------
VARIABLE RATE OBLIGATIONS--15.4%
BANKS--6.0%
Istituto Bancario Sao Paolo di Torino(DAGGER)
   5.088% 03/08/99 ..........................            25,000       24,995,328
Nations Bank(DAGGER)
   5.303% 04/02/99 ..........................            70,000       70,001,937
Royal Bank of Canada(DAGGER)
   4.883% 03/14/99 ..........................            50,000       49,981,110
                                                                  --------------
                                                                     144,978,375
                                                                  --------------


                                                         Par
                                                        (000)          Value
                                                       --------   --------------
FINANCE SERVICES--2.0%
General American Life(DAGGER)
   5.140% 03/01/99 ..........................          $ 50,000    $  50,000,000
                                                                  --------------
PERSONAL CREDIT INSTITUTIONS--6.4%
American Honda Finance Corp.(DAGGER)
   5.219% 03/14/99 ..........................            40,000       40,000,000
   5.200% 03/16/99 ..........................            25,000       25,000,000
   4.938% 04/28/99 ..........................            35,000       35,000,000
   3.085% 05/25/99 ..........................            15,000       14,997,033
General Motors Acceptance Corp.(DAGGER)
   4.914% 05/26/99 ..........................            40,000       39,992,275
                                                                  --------------
                                                                     154,989,308
                                                                  --------------
SECURITY BROKERS & DEALERS--1.0%
Bear Stearns Companies, Inc.(DAGGER)
   4.905% 03/08/99 ..........................            25,000       25,000,218
                                                                  --------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $374,967,901) ..................                        374,967,901
                                                                  --------------
MEDIUM TERM NOTES--0.3%
SECURITY BROKERS & DEALERS--0.3%
Goldman Sachs Group LP
   5.280% 02/24/00 ..........................             7,500        7,499,852
                                                                  --------------
     TOTAL MEDIUM TERM NOTES
       (Cost $7,499,852) ....................                          7,499,852
                                                                  --------------
TIME DEPOSITS--3.1%
Bank of Montreal
   4.875% 03/01/99 ..........................            75,000       75,000,000
                                                                  --------------
     TOTAL TIME DEPOSITS
       (Cost $75,000,000) ...................                         75,000,000
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 199
                                  (UNAUDITED)

                                                           PAR
                                                          (000)        VALUE
                                                       ---------  --------------

REPURCHASE AGREEMENTS--5.8
Lehman Brothers
     (Agreement dated 02/26/99 to be
     repurchased at $141,356,520,
     collateralized by $91,564,115
     Federal Home Loan Mortgage
     Corporation Collateralized Mortgage
     Obligation at rates of 6.23% to
     6.849% due 04/15/28 to 09/15/28,
     $21,738,647 Federal National
     Mortgage Association Collateralized
     Mortgage Obligation at a rate of
     6.50% due 09/25/28, $10,337,915
     Federal Home Loan Mortgage
     Corporation Collateralized Mortgage
     Obligation at a rate of 5.44% due
     02/15/28, $21,905,196 Federal
     National Mortgage Association
     Collateralized Mortgage Obligation
     at rates of 6.50% to 7.00% due
     09/25/28 to 11/15/28. Market Value
     of Collateral is $145,545,873.)
     4.800% 03/01/99 .......................           $141,300   $  141,300,000
                                                                  --------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $141,300,000) .................                         141,300,000
                                                                  --------------
TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $2,423,747,299*) ..................                       2,423,747,299
                                                                  --------------



                                                                      VALUE
                                                                  --------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.3% ....................                        $  7,060,112
                                                                  --------------

NET ASSETS (Applicable to 589,664,368
   Bedford shares, 158,401 Cash
   Preservation shares, 1,034,494,733
   Janney Montgomery Scott shares,
   776,662,225 Sansom Street shares,
   29,824,176 Select shares, and 800
   other shares)--100.0% ...................                      $2,430,807,411
                                                                  ==============
NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($2,430,807,411 (DIVIDE) 2,430,804,703 ..                               $1.00
                                                                           =====
*        Also cost for Federal income tax purposes.

(DAGGER) Variable Rate  Obligations -- The rate shown is the rate as of February
         28, 1999 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.

INVESTMENT ABBREVIATIONS
VRDN ..................................................Variable Rate Demand Note
LOC ............................................................Letter of Credit
IDR ..............................................Industrial Development Revenue

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                            STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (UNAUDITED)

Investment Income
   Interest ...................................................     $67,932,605
                                                                    -----------
Expenses
   Investment advisory fees ...................................       4,607,483
   Administration fees ........................................              --
   Distribution fees ..........................................       5,473,879
   Service organization fees ..................................         271,242
   Directors' fees ............................................          32,956
   Custodian fees .............................................         201,254
   Transfer agent fees ........................................       1,505,760
   Legal fees .................................................          56,943
   Audit fees .................................................          66,476
   Registration fees ..........................................         150,000
   Insurance expense ..........................................          21,022
   Printing fees ..............................................         266,257
   SEC fees ...................................................           2,611
   Miscellaneous ..............................................             326
                                                                    -----------
                                                                     12,656,209

   Less fees waived and reimbursements ........................      (2,014,787)
                                                                    -----------
        Total expenses ........................................      10,641,422
                                                                    -----------
Net investment income .........................................      57,291,183
                                                                    -----------
Net realized gain/(loss) on investments .......................         131,056
                                                                    -----------
Net increase in net assets resulting from operations ..........     $57,422,239
                                                                    ===========

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE          FOR THE
                                                                     SIX MONTHS ENDED     YEAR ENDED
                                                                     FEBRUARY 28, 1999  AUGUST 31, 1998
                                                                     -----------------  ---------------
                                                                     (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income ..........................................    $   57,291,183     $  127,866,778
  Net realized gain (loss) on investments ........................           131,056            (95,478)
                                                                      --------------     --------------
  Net increase in net assets resulting from operations ...........        57,422,239        127,771,300
                                                                      --------------     --------------
Distributions to shareholders:
Dividends to shareholders from net investment income:
    Bedford shares ...............................................       (18,350,903)       (56,898,248)
    Cash Preservation shares .....................................            (4,108)           (10,274)
    Janney Montgomery Scott shares ...............................       (21,174,670)       (38,111,646)
    Select shares ................................................          (352,247)                --
    Sansom Street shares .........................................       (17,409,255)       (32,846,610)

Dividends to shareholders from net realized short-term gains:
    Bedford shares ...............................................            (2,671)            (7,165)
    Cash Preservation shares .....................................                (1)                (1)
    Janney Montgomery Scott shares ...............................            (2,921)            (3,979)
    Select shares ................................................              (102)                --
    Sansom Street shares .........................................            (2,010)           (2,838)

      Total dividends to shareholders ............................       (57,298,888)      (127,880,761)
                                                                      --------------     --------------
Net capital share transactions ...................................       115,125,760       (384,357,868)
                                                                      --------------     --------------
Total increase (decrease) in net assets ..........................       115,249,111       (384,467,329)
Net Assets:
  Beginning of period ............................................     2,315,558,300      2,700,025,629
                                                                      --------------     --------------
  End of period ..................................................    $2,430,807,411     $2,315,558,300
                                                                      ==============     ==============

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              MONEY MARKET PORTFOLIO
                                                   ----------------------------------------------------------------------------
                                                       FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                                                      SIX MONTHS         YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
                                                   FEBRUARY 28, 1999 AUGUST 31, 1998 AUGUST 31, 1997 AUGUST 31, 1996 AUGUST 31, 1995
                                                   ----------------- --------------- --------------- --------------- ---------------
                                                      (UNAUDITED)
Net asset value, beginning of period .........     $    1.00       $   1.00       $     1.00      $     1.00       $  1.00
                                                   ---------       --------       ----------      ----------       ---------
Income from investment operations:
  Net investment income ......................        0.0219         0.0473           0.0462          0.0469         0.0486
                                                   ---------       --------       ----------      ----------       ---------
    Total from investment operations .........        0.0219         0.0473           0.0462          0.0469         0.0486
                                                   ---------       --------       ----------      ----------       ---------
Less distributions
  Dividends (from net investment income) .....       (0.0219)       (0.0473)         (0.0462)        (0.0469)       (0.0486)
                                                   ---------       --------       ----------      ----------       --------
    Total distributions ......................       (0.0219)       (0.0473)         (0.0462)        (0.0469)       (0.0486)
                                                   ---------       --------       ----------      ----------       --------
Net asset value, end of period ...............     $    1.00       $   1.00       $     1.00      $     1.00       $   1.00
                                                   =========       ========       ==========      ==========       ========
Total Return .................................       4.50%(c)         4.84%            4.72%           4.79%          4.97%
Ratios/Supplemental Data
  Net assets, end of period (000) ............     $ 589,649       $762,739       $1,392,911      $1,109,334       $935,821
  Ratios of expenses to average net assets ...     .97%(a)(c)        .97%(a)          .97%(a)         .97%(a)        .96%(a)
  Ratios of net investment income to
    average net assets .......................       4.41%(c)         4.73%            4.62%           4.69%          4.86%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.11% for the six months ended February 28, 1999, 1.10%, 1.12%, 1.14% and 1.17% for the years ended August 31, 1998, 1997, 1996 and 1995, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares.

(c) Annualized.

See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                               FEBRUARY 28, 1999
                                  (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 19.83 billion shares are currently classified into ninety-seven classes. Each class represents an interest in one of sixteen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", nine of which have begun investment operations: the RBB Family, the Select Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Money Family, the n/i numeric investors Family, the Boston Partners Family and the Schneider Family. The Bedford Family represents interests in the Money Market Portfolio, which is covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated among all of the portfolios or classes of the Fund based on relative net assets of each portfolio.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than there repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 1999
                                  (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumption that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

              G) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant  to  Investment  Advisory  Agreements,   BlackRock   Institutional
Management Corporation ("BIMC"), an indirectly majority-owned subsidiary of PNC Bank, serves as investment advisor for the portfolio described herein.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:

                     .45% of first $250 million of net assets;
                     .40% of next $250 million of net assets;
                     .35% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 1999, advisory fees and waivers for the investment portfolio were as follows:

                           GROSS                           NET
                          ADVISORY                       ADVISORY
                            FEE             WAIVER         FEE
                         ----------      ------------   ----------
                         $4,607,483      $(1,724,370)   $2,883,113

     The investment advisor has agreed to reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the cap. For the six months ended February 28, 1999 the reimbursed expenses were $286,257 for the Money Market Portfolio.

     In addition, PFPC Trust Company serves as custodian for the Fund's portfolio. PFPC Inc. ("PFPC") serves as each class's transfer and dividend disbursing agent. Both PFPC Trust Company and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect majority-owned subsidiary of PNC Bank Corp.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 1999
                                  (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 1999, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                                         GROSS                              NET
                                                    TRANSFER AGENCY                 TRANSFER AGENCY
                                                           FEE            WAIVER          FEE
                                                    ---------------      -------    ---------------
        Bedford Class                                 $  366,050         $    --      $  366,050
        Cash Preservation Class                            4,419          (4,161)            258
        Janney Montgomery Scott Class                    840,000              --         840,000
        Sansom Street Class                              295,291              --         295,291
                                                      -----------        -------      ----------
               Total                                  $1,505,760         $(4,161)     $1,501,599
                                                      ==========         =======      ==========

     The Fund, on behalf of each class of shares within this investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Fund has entered into Distribution Contracts with Provident Distributors Inc. ("PDI"), which provide for each class to make monthly payments, based on average net assets, to PDI of up to .65% on an annualized basis for the Bedford, Cash Preservation and Janney Montgomery Scott Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the six months ended February 28, 1999, distribution fees for each class were as follows:

                                                       DISTRIBUTION
                                                            FEE
                                                      -------------
                    Bedford Class                       $2,384,887
                    Cash Preservation Class                    368
                    Janney Montgomery Scott Class        2,906,358
                    Sansom Street Class                    182,266
                                                        ----------
                           Total                        $5,473,879
                                                        ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 28, 1999 service organization fees were $271,242 for the Money Market Portfolio.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 1999
                                  (UNAUDITED)

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each year were as follows:

                                                              MONEY MARKET PORTFOLIO
                                                      ------------------------------------
                                                           FOR THE             FOR THE
                                                      SIX MONTHS ENDED        YEAR ENDED
                                                      FEBRUARY 28, 1999    AUGUST 31, 1998
                                                      -----------------    ---------------
                                                         (UNAUDITED)
                                                            VALUE               VALUE
                                                      -----------------    ---------------
Shares sold:
   Bedford Class                                        $1,267,431,197     $4,081,920,081
   Cash Preservation Class                                      61,164            113,319
   Janney Montgomery Scott Class                         2,305,678,119      3,910,533,620
   Sansom Street Class                                   1,317,481,175      2,296,071,622
   Select Class                                             90,525,850                 --
Shares issued in reinvestment of dividends:
   Bedford Class                                            18,390,680         56,201,453
   Cash Preservation Class                                       4,289             10,291
   Janney Montgomery Scott Class                            21,655,093         37,882,680
   Sansom Street Class                                      13,647,696         24,189,907
   Select Class                                                347,981                --
Shares repurchased:
   Bedford Class                                        (1,458,952,186)    (4,768,237,064)
   Cash Preservation Class                                    (133,353)          (139,525)
   Janney Montgomery Scott Class                        (2,197,396,680)    (3,780,710,398)
   Sansom Street Class                                  (1,202,565,612)    (2,242,193,855)
   Select Class                                            (61,049,653)                --
                                                        --------------     --------------
Net increase (decrease)                                 $  115,125,760     $ (384,357,869)
                                                        --------------     --------------
Bedford Shares authorized                                1,500,000,000      1,500,000,000
                                                        ==============     ==============

NOTE 4. NET ASSETS

     At February 28, 1999, net assets consisted of the following:
               Capital paid-in
                  Bedford Class                                  $  589,664,368
                  Cash Preservation Class                               158,401
                  Janney Montgomery Scott Class                   1,034,494,733
                  Sansom Street Class                               776,662,225
                  Select Class                                       29,824,176
                  Other Classes                                             800

               Accumulated net realized loss on investments
                  Bedford Class                                         (12,013)
                  Cash Preservation Class                                    (5)
                  Janney Montgomery Scott Class                           8,010
                  Sansom Street Class                                     5,203
                  Select Class                                            1,513
                                                                 --------------
                                                                 $2,430,807,411
                                                                 --------------
                                       12

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 1999
                                  (UNAUDITED)

NOTE 5. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interest in the Money Market Portfolio: Sansom, Cash Preservation, Select, and Janney Montgomery Scott. Each class is marketed to different types of investors. Financial Highlights of the Cash Preservation class is not presented in this report due to its immateriality. Such information is available in the annual report of its respective family. The financial highlights of certain of the other classes are as follows:

THE JANNEY MONTGOMERY SCOTT MONEY FUNDS (c)

                                                                                 MONEY MARKET PORTFOLIO
                                                  ---------------------------------------------------------------------------------
                                                                                                                     FOR THE PERIOD
                                                       FOR THE         FOR THE         FOR THE         FOR THE        JUNE 12, 1995
                                                      SIX MONTHS         YEAR            YEAR            YEAR       (COMMENCEMENT OF
                                                        ENDED           ENDED           ENDED           ENDED        OPERATIONS) TO
                                                  FEBRUARY 28, 1999 AUGUST 31, 1998 AUGUST 31, 1997 AUGUST 31, 1996 AUGUST 31, 1995
                                                  ----------------- --------------- --------------- --------------- ---------------
                                                     (UNAUDITED)
Net asset value, beginning of period .......... $     1.00        $   1.00        $   1.00        $   1.00       $     1.00
                                                ----------        --------        --------        --------       ----------
Income from investment operations:
  Net investment income .......................     0.0217          0.0469          0.0459          0.0465           0.0112
                                                ----------        --------        --------        --------       ----------
    Total from investment operations ..........     0.0217          0.0469          0.0459          0.0465           0.0112
                                                ----------        --------        --------        --------       ----------
Less distributions
  Dividends (from net investment income) ......    (0.0217)        (0.0469)        (0.0459)        (0.0465)         (0.0112)
                                                ----------        --------        --------        --------       ----------
    Total distributions .......................    (0.0217)        (0.0469)        (0.0459)        (0.0465)         (0.0112)
                                                ----------        --------        --------        --------       ----------
Net asset value, end of period ................ $     1.00        $   1.00        $   1.00        $   1.00       $     1.00
                                                ==========        ========        ========        ========       ==========
Total Return ..................................    4.47%(b)          4.81%           4.69%           4.76%          5.30%(b)
Ratios/Supplemental Data
  Net assets, end of period (000) ............. $1,034,508        $904,526        $736,855        $561,865       $  443,645
  Ratios of expenses to average net assets .... 1.00%(a)(b)        1.00%(a)        1.00%(a)        1.00%(a)      1.00%(a)(b)
  Ratios of net investment income to
    average net assets ........................    4.37%(b)          4.69%           4.59%           4.65%          5.04%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.20% for the six months ended February 28, 1999, 1.21%, 1.22%, 1.23% and 1.23% for the years ended August 31, 1998, 1997, 1996 and 1995, respectively.

(b)  Annualized.

(c) Financial Highlights relate solely to the Janney Montgomery Scott Class of shares within each portfolio.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 1999(UNAUDITED)

NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SAMSON STREET FAMILY (b)
                                                                               MONEY MARKET PORTFOLIO
                                              ----------------------------------------------------------------------------------
                                                    FOR THE        FOR THE          FOR THE         FOR THE         FOR THE
                                                  SIX MONTHS         YEAR             YEAR            YEAR            YEAR
                                                    ENDED           ENDED            ENDED           ENDED           ENDED
                                              FEBRUARY 28, 1999 AUGUST 31, 1998  AUGUST 31, 1997 AUGUST 31, 1996 AUGUST 31, 1995
                                              ----------------- ---------------  --------------- --------------- ---------------
                                                (UNAUDITED)
Net asset value, beginning of period .........    $    1.00        $   1.00         $   1.00        $   1.00        $   1.00
                                                   --------        --------         --------        --------        --------
Income from investment operations:
  Net investment income ......................       0.0242          0.0520           0.0510          0.0518          0.0543
                                                  ---------        --------         --------        --------        --------
    Total from investment operations .........       0.0242          0.0520           0.0510          0.0518          0.0543
                                                  ---------        --------         --------        --------        --------
Less distributions
  Dividends (from net investment income) .....      (0.0242)        (0.0520)         (0.0510)        (0.0518         (0.0543)
                                                  ---------        --------         --------        --------        --------
Total distributions ..........................      (0.0242)        (0.0520)         (0.0510)        (0.0518)        (0.0543)
                                                  ---------        --------         --------        --------        --------
Net asset value, end of period ...............    $    1.00        $   1.00         $   1.00        $   1.00        $   1.00
                                                  =========        ========         ========        ========        ========
                  Total Return ...............      5.00%(c)          5.34%            5.22%           5.30%           5.57%
Ratios /Supplemental Data
  Net assets, end of period ..................    $ 776,676        $684,066         $570,018        $524,359        $441,614
  Ratios of expenses to average net assets ...    .49%(a)(c)         .49%(a)          .49%(a)         .48%(a)         .39%(a)
  Ratios of net investment income to
    average net assets .......................      4.89%(c)          5.20%            5.10%           5.18%           5.43%

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .63% for the six months ended February 28, 1999, .62%, .64%, .65% and .59% for the years ended August 31, 1998, 1997, 1996 and 1995, respectively.

(b) Financial highlights relate soley to the Sansom Street Class of shares within the portfolio.

(c) Annualized

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 1999
                                  (UNAUDITED)

NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SELECT FAMILY (b) (c)

                                                          MONEY MARKET PORTFOLIO
                                                          ----------------------
                                                                FOR THE
                                                                 PERIOD
                                                            DECEMBER 15, 1998 TO
                                                             FEBRUARY 28, 1999
                                                          ----------------------
                                                                (UNAUDITED)

Net asset value, beginning of period .....................       $    1.00
                                                                 ---------
Income from investment operations:
   Net investment income .................................          0.0103
                                                                 ---------
     Total from investment operations ....................          0.0103
                                                                 ---------
Less distributions
   Dividends (from net investment income) ................         (0.0103)
                                                                 ---------
     Total distributions .................................         (0.0103)
                                                                 ---------
Net asset value, end of period ...........................       $    1.00
                                                                 =========
Total Return .............................................         5.06%(d)
Ratios /Supplemental Data
   Net assets, end of period .............................       $  29,824
   Ratios of expenses to average net assets ..............       .27%(a)(d)
   Ratios of net investment income to average net assets .         4.95%(d)

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .46% for the six months ended February 28, 1999.

(b) Financial highlights relate soley to the Select Class of shares within the portfolio.

(c) On December 15, 1998 the Money Market Portfolio's Select Class began operations.

(d) Annualized